Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
14.	Income Taxes

The Company and Win-Fung are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

The Company is domiciled in the Cayman Islands and currently enjoys permanent income tax holidays; and accordingly, the Company is not subject to any income tax.

For Win-Fung, the income tax is calculated at 24% of the estimated assessable profits for the relevant year.

The provision for income taxes consisted of the following:

	At December 31,
	2024	2023	2022
Current	$158,819	$220,915	$308,043
Over provision in prior years	(92,865)	-	-
Deferred	(58,540)	(16,702)	(1,499)
Total	$7,414	$204,213	$306,544

Deferred income tax results from temporary differences in the recognition of income and expenses for financial reporting purposes and for tax purposes. The effect of temporary differences that gave rise to net deferred tax assets and deferred tax liabilities and their movements were as follows:

	Allowance for Credit Losses	Accelerated Tax Depreciation	Total
Balance as of January 1, 2022	$(44,089)	$70,112	$26,023
Credited to statements of operations	(1,234)	(265)	(1,499)
Balance as of December 31, 2022	(45,323)	69,847	24,524
(Credited) charged to statements of operations	(30,708)	14,006	(16,702)
Balance as of December 31, 2023	(76,031)	83,853	7,822
Credited to statements of operations	(55,049)	(3,491)	(58,540)
Balance as of December 31, 2024	$(131,080)	$80,362	$(50,718)

Reconciliation of actual income taxes to income taxes at the expected Malaysia corporate income tax rate is as follows:

	Years Ended December 31,
	2024	2023	2022
Net income before income tax expense	$119,017	$695,614	$1,285,359
Tax effect at the Malaysia corporate tax rate of 24%	28,564	166,947	308,486
Tax effect of preferential tax rate	-	(9,873)	(9,549)
Non-deductible expenditure	75,535	51,351	19,311
Income not subject to tax	(2,550)	(2,559)	(3,179)
Double tax deduction/ tax incentives	(1,270)	(1,653)	(8,525)
Over provision in prior years	(92,865)	-	-
Total	$7,414	$204,213	$306,544

The over provision of $92,865 in prior years was mainly due to the Company’s initial assumption that certain revenue was taxable upon receipt. It was subsequently confirmed that such revenue may be taxed based on its accounting recognition. Accordingly, the excess tax provision from prior years was reversed in the current year.